Accounts Receivable and Others (Details) - Schedule of Breakdown of Receivable by Maturity - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Past due:
Trade accounts receivable	R$ 832,438	R$ 743,334
Up to 30 days [Member]
Past due:
Trade accounts receivable	13	855
31 to 90 days [Member]
Past due:
Trade accounts receivable	570	328
Over 360 days [Member]
Past due:
Trade accounts receivable	3,613	1,778
Up to 30 days [Member]
Falling due:
Trade accounts receivable	69,851	159,476
31 to 90 days [Member]
Falling due:
Trade accounts receivable	159,683	84,922
91 to 180 days [Member]
Falling due:
Trade accounts receivable	31,759	16,586
181 to 360 days [Member]
Falling due:
Trade accounts receivable	124,082	105,435
Over 360 days [Member]
Falling due:
Trade accounts receivable	R$ 442,867	R$ 373,954